Fair Value Measurements - Schedule of Changes in Fair Value of Warrants Payable (Details) - Public and Private Placement Warrants [Member] - Warrants Payable [Member] - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Jan. 07, 2021
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Initial measurement	$ 62,039	$ 147,582
Mark-to-market adjustment	(85,543)
Warrants payable balance	$ 62,039	$ 147,582